Share-based Payments Arrangement - IISI's Outstanding Stock Options (Detail) - IISI Plan [Member]	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Granted in August 2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	0	0
Number of options, Options outstanding upon the date of business combination		1,022.96
Number of options, Options exercised		(432.50)
Number of options, Options forfeited		(590.46)
Number of options, Options outstanding at end of the year		0
Number of options, Options exercisable at end of the year		0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 0	$ 0
Weighted average exercise price, Options outstanding upon the date of business combination		14.00
Weighted average exercise price, Options exercised		14.00
Weighted average exercise price, Options forfeited		0
Weighted-average exercise price, Options outstanding at end of the year		0
Weighted average exercise price, Options exercisable at end of the year		$ 0
Number of options, Weighted average remaining contractual life (years)		0 years
Granted in January 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	530.00	0
Number of options, Options outstanding upon the date of business combination		580.00
Number of options, Options exercised	(261.00)	(50.00)
Number of options, Options forfeited	(269.00)	0
Number of options, Options outstanding at end of the year	0	530.00
Number of options, Options exercisable at end of the year	0	530.00
Weighted-average exercise price, Options outstanding at beginning of the year	$ 14.00	$ 0
Weighted average exercise price, Options outstanding upon the date of business combination		14.00
Weighted average exercise price, Options exercised	14.00	14.00
Weighted average exercise price, Options forfeited	0	0
Weighted-average exercise price, Options outstanding at end of the year	0	14.00
Weighted average exercise price, Options exercisable at end of the year	$ 0	$ 14.00
Number of options, Weighted average remaining contractual life (years)	0 years	14 days